Bank Loans and issuance of Debt Securities - Summary of Unpaid Balance of Loan - Loans Contracted with Banking Institutions and Third Parties (Parenthetical) (Detail) $ in Thousands						12 Months Ended
	Dec. 28, 2017 USD ($)	Feb. 15, 2016 USD ($)	Jan. 19, 2016 USD ($)	Dec. 12, 2012 USD ($)	Sep. 14, 2007 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2014 USD ($)	Mar. 29, 2019 MXN ($)	Feb. 28, 2009 USD ($)	Jun. 30, 2007 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan						$ 191,000,000		$ 3,000,000
Derivative financial instrument basis points								45.00%
Unsecured Loan With MBJA In February 2009 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan									$ 510,000
Interest rate									8.00%
SITA Information Networking Computing BV,USA [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate							8.00%
Loan maturity period							$ 1,792,096
Disposition of Borrowings							7 years
Payment of finance lease							$ 47,132
Remaining lease liability							$ 1,792,096
SITA Information Networking BV [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate							8.00%
Loan maturity period							$ 1,231,858
Disposition of Borrowings							7 years
Unsecured Loan With GAP On January 19, 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan			$ 95,500,000
Derivative financial instrument basis points			0.99%
Borrowings interest rate basis						The loan bears interest at Libor 1M plus 99 basis points.
Loan maturity period			5 years
Unsecured Loan With GAP On February 15, 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan		$ 95,500,000
Derivative financial instrument basis points		1.05%
Borrowings interest rate basis						The loan bears interest at Libor 1M plus 105 basis points.
Loan maturity period		5 years
Unsecured Loan With MBJA on December 28, 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan	$ 40,000,000,000
Derivative financial instrument basis points	2.80%
Borrowings interest rate basis						The loan bears interest at Libor 1M plus 280 basis points for a period of 7 years from this disposition and semi-annual instalments.
Loan maturity period	7 years
Disposition of Borrowings						$ 33,000,000
Variable rate interest [Member] | Unsecured Loan With MBJA On September 14, 2007 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Derivative financial instrument basis points					3.92%
Borrowings interest rate basis						The loan bears interest at a variable rate of 6 month Libor plus 392 basis points, for a period of 12 years from this disposition and semi-annual instalments.
Loan maturity period					12 years
Variable rate interest [Member] | Unsecured Loan With IFC On December 12, 2012 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan				$ 13,000,000
Derivative financial instrument basis points				4.50%
Borrowings interest rate basis						The loan bears interest at a variable rate of six month Libor plus 450 basis points, for a period of 5 years from each disposition.
Loan maturity period				5 years
Fixed Rate Interest [Member] | Unsecured Loan With MBJA In June 2007 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan										$ 10,936,000,000
Borrowings interest rate basis						Interest is accrued at an interest rate of 14% per annum.
Interest rate										14.00%
Top of Range [Member] | Variable rate interest [Member] | Unsecured Loan With MBJA On September 14, 2007 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan					$ 20,000,000